COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Capital commitments
Outstanding capital commitments	¥ 8
Guarantee
Quota amount of air tickets	1,100
Deposits paid	147
Maximum amount of future payments	¥ 943